Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Schedule Of Finance Cost Explanatory

	2025	2024	2023
	(in thousands)
	£	£	£

Revaluation loss from derivative financial instruments	(12,648)	—	—
	(12,648)	—	—